Financial Instruments Risk Management Financial Instruments Risk Management - Maturity Schedule of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ 113,559	$ 22,561
Derivative financial assets	(169,158)	$ (54,583)
On demand $000s
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
On demand $000s | Unsettled bets - net outflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
On demand $000s | Interest rate swap - net outflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
On demand $000s | Cross currency interest rate swaps - inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
Derivative financial assets	0
Less than 1 year $000s
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4,583
Less than 1 year $000s | Unsettled bets - net outflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	17,628
Less than 1 year $000s | Interest rate swap - net outflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5,116
Less than 1 year $000s | Cross currency interest rate swaps - inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	131,593
Derivative financial assets	(149,754)
2 to 5 years $000s
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets	(65,984)
2 to 5 years $000s | Unsettled bets - net outflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
2 to 5 years $000s | Interest rate swap - net outflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	8,861
2 to 5 years $000s | Cross currency interest rate swaps - inflows
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2,507,913
Derivative financial assets	$ (2,582,758)